Prospectus and Statement of Additional Information Supplement - Feb. 7, 2005*

Fund Name (Date)                                                   Prospectus Form #/SAI Form #
AXP California Tax-Exempt Fund (8/27/04)                              S-6328-99 Y/S-6328-20 Y
AXP Cash Management Fund (9/29/04)                                  S-6320-99 AA/S-6320-20 AA
AXP Core Bond Fund (9/29/04)                                          S-6267-99 D/S-6262-20 D
AXP Discovery Fund (9/29/04)                                          S-6457-99 Z/S-6457-20 Z
AXP Diversified Bond Fund (10/29/04)                                  S-6495-99 X/S-6495-20 X
AXP Diversified Equity Income Fund (11/29/04)                         S-6475-99 X/S-6475-20 X
AXP Dividend Opportunity Fund (8/27/04)                               S-6341-99 Y/S-6341-20 Y
AXP Threadneedle Emerging Markets Fund (12/30/04)                     S-6354-99 M/S-6334-20 X
AXP Equity Select Fund (1/28/05)                                      S-6426-99 Y/S-6426-20 Y
AXP Equity Value Fund (5/28/04)                                       S-6382-99 P/S-6382-20 P
AXP Threadneedle European Equity Fund (12/30/04)                      S-6006-99 G/S-6006-20 G
AXP Threadneedle Global Balanced Fund (12/30/04)                      S-6352-99 L/S-6334-20 X
AXP Global Bond Fund (12/30/04)                                       S-6309-99 Y/S-6334-20 X
AXP Threadneedle Global Equity Fund (12/30/04)                        S-6334-99 X/S-6334-20 X
AXP Global Technology Fund (12/30/04)                                 S-6395-99 H/S-6334-20 X
AXP Growth Fund (9/29/04)                                             S-6455-99 Y/S-6455-20 Y
AXP High Yield Bond Fund (7/30/04)                                    S-6370-99 X/S-6370-20 X
AXP High Yield Tax-Exempt Fund (1/28/05)                              S-6430-99 Z/S-6430-20 Z
AXP Income Opportunities Fund (9/29/04)                               S-6266-99 D/S-6262-20 D
AXP Inflation Protected Securities Fund (9/29/04)                     S-6280-99 C/S-6262-20 D
AXP Insured Tax-Exempt Fund (8/27/04)                                 S-6327-99 Z/S-6327-20 Z
AXP Intermediate Tax-Exempt Fund (1/28/05)                            S-6355-99 M/S-6355-20 M
AXP Threadneedle International Fund (12/30/04)                        S-6140-99 Z/S-6140-20 Z
AXP Large Cap Equity Fund (9/29/04)                                   S-6244-99 E/S-6244-20 E
AXP Large Cap Value Fund (9/29/04)                                    S-6246-99 E/S-6246-20 E
AXP Limited Duration Bond Fund (9/29/04)                              S-6265-99 D/S-6262-20 D
AXP Managed Allocation Fund (11/29/04)                                S-6141-99 Y/S-6141-20 Y
AXP Massachusetts Tax-Exempt Fund (8/27/04)                           S-6328-99 Y/S-6328-20 Y
AXP Michigan Tax-Exempt Fund (8/27/04)                                S-6328-99 Y/S-6328-20 Y
AXP Mid Cap Value Fund (11/29/04)                                     S-6241-99 E/S-6241-20 E
AXP Minnesota Tax-Exempt Fund (8/27/04)                               S-6328-99 Y/S-6328-20 Y
AXP Mutual (11/29/04)                                                 S-6326-99 Y/S-6326-20 Y
AXP New Dimensions Fund (9/29/04)                                     S-6440-99 X/S-6440-20 X
AXP New York Tax-Exempt Fund (8/27/04)                                S-6328-99 Y/S-6328-20 Y
AXP Ohio Tax-Exempt Fund (8/27/04)                                    S-6328-99 Y/S-6328-20 Y
AXP Partners Aggressive Growth Fund (7/30/04)                         S-6260-99 D/S-6236-20 F
AXP Partners Fundamental Value Fund (7/30/04)                         S-6236-99 F/S-6236-20 F
AXP Partners Growth Fund (7/30/04)                                    S-6261-99 D/S-6236-20 F
AXP Partners International Aggressive Growth Fund (12/30/04)          S-6243-99 G/S-6242-20 G
AXP Partners International Core Fund (12/30/04)                       S-6259-99 E/S-6242-20 G
AXP Partners International Select Value Fund (12/30/04)               S-6242-99 G/S-6242-20 G
AXP Partners International Small Cap Fund (12/30/04)                  S-6258-99 E/S-6242-20 G
AXP Partners Select Value Fund (7/30/04)                              S-6240-99 E/S-6236-20 F
AXP Partners Small Cap Core Fund (7/30/04)                            S-6237-99 F/S-6236-20 F
AXP Partners Small Cap Growth Fund (5/28/04)                          S-6301-99 F/S-6301-20 F
AXP Partners Small Cap Value Fund (7/30/04)                           S-6239-99 F/S-6236-20 F
AXP Partners Value Fund (7/30/04)                                     S-6238-99 F/S-6236-20 F
AXP Portfolio Builder Conservative Fund (1/21/04)                     S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Moderate Conservative Fund (1/21/04)            S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Moderate Fund (1/21/04)                         S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Moderate Aggressive Fund (1/21/04)              S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Aggressive Fund (1/21/04)                       S-6282-99 A/S-6282-20 A
AXP Portfolio Builder Total Equity Fund (1/21/04)                     S-6282-99 A/S-6282-20 A
AXP Precious Metals Fund (5/28/04)                                    S-6142-99 Y/S-6142-20 Y
AXP Quantitative Large Cap Equity Fund (9/29/04)                      S-6263-99 D/S-6263-20 D
AXP Real Estate Fund (8/27/04)                                        S-6281-99 C/S-6281-20 C
AXP S&P 500 Index Fund (3/31/04)                                      S-6434-99 H/S-6434-20 H
AXP Selective Fund (7/30/04)                                          S-6376-99 Y/S-6376-20 Y
AXP Short Duration U.S. Government Fund (7/30/04)                     S-6042-99 Y/S-6042-20 Y
AXP Small Cap Advantage Fund (5/28/04)                                S-6427-99 H/S-6427-20 H
AXP Small Company Index Fund (3/31/04)                                S-6357-99 M/S-6357-20 M
AXP Stock Fund (11/29/04)                                             S-6351-99 Y/S-6351-20 Y
AXP Strategy Aggressive Fund (5/28/04)                                S-6381-99 P/S-6381-20 P
AXP Tax-Exempt Bond Fund (1/28/05)                                    S-6310-99 Z/S-6310-20 Z
AXP Tax-Free Money Fund (2/27/04)                                     S-6433-99 Y/S-6433-20 Y
AXP U.S. Government Mortgage Fund (7/30/04)                           S-6245-99 E/S-6245-20 E

On Feb. 1, 2005, American Express Company, the parent company of each Fund's investment manager, American Express Financial Corporation (AEFC), announced plans to pursue a spin-off of 100% of the common stock of AEFC to shareholders of American Express Company. The transaction, expected to be completed in the third quarter of 2005, is subject to certain regulatory and other approvals, as well as final approval by the board of directors of American Express Company.

Upon completion of the transaction AEFC will be a publicly traded company separate from American Express Company. The current agreements between each of the Funds and AEFC and its affiliates will remain in place. No changes in operations or personnel, including the portfolio manager or managers of each of the Funds, are anticipated. For Funds that are subadvised, the current subadvisory agreement(s) will remain in place.


S-6367 A (2/05)

Valid until next update

* Destroy Jan. 31, 2006